Simple Agreement for Future Equity (SAFE) (Tables)	6 Months Ended
Dec. 31, 2022
Simple Agreement for Future Equity [Abstract]
Schedule of changes in Level 3 financial instruments
Balance as of June 30, 2022	$2,860,000
Results on the change of Fair Value of the SAFE(i)	313,346
SAFE Capitalization	(3,173,346)
Balance as of December 31, 2022	$—

(i)	The result due to the change in the fair value of the SAFE was included in Financial Income/Expenses.